Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Basis of Presentation
2.	Basis of Presentation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) and include the accounts of TMC and its wholly-owned subsidiaries.

All share and per share amounts have been adjusted to reflect the impact of the Business Combination (Note 6).

Basis of Measurement

These consolidated financial statements have been prepared under the historical cost convention, except for warrants liability that has been measured at fair value, and are presented in US dollars.

Consolidation

These consolidated financial statements include the financial statements of the Company and its subsidiaries. The principal subsidiaries of the Company, their activities, and their geographic locations as at December 31, 2021 were as follows:

			Proportion of
			Interest Held
Subsidiary	Principal Activity	Location	by the Company
DeepGreen Metals ULC	Mineral exploration	Canada	100%
DeepGreen Engineering Pte. Ltd.	Mineral exploration	Singapore	100%
DeepGreen Resources, LLC	Holding Company	USA	100%
Nauru Ocean Resources Inc.	Mineral exploration	Republic of Nauru	100%
Nauru Education and Training Foundation Inc. (“NEAT”)	Holding Company	Republic of Nauru	100%
Nauru Health and Environment Foundation Inc. (“NHEF”)	Holding Company	Republic of Nauru	100%
Tonga Offshore Mining Ltd.	Mineral exploration	Kingdom of Tonga	100%
Koloa Moana Resources Ltd.	Holding Company	Canada	100%
Offshore Minerals Pty. Ltd.	Mineral exploration	Australia	100%
DeepGreen TOML Singapore Pte. Ltd.	Mineral exploration	Singapore	100%
DeepGreen TOML Holding 1 Ltd.	Holding Company	British Virgin Islands	100%
DeepGreen TOML Holding 2 Ltd.	Holding Company	British Virgin Islands	100%
The Metals Company Australia Pty Ltd	Dormant	Australia	100%
TMC The Metals Company UK Limited	Dormant	United Kingdom	100%

All inter-group balances have been eliminated on consolidation.